Ordinary Shares	12 Months Ended
Jun. 30, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
18.	ORDINARY SHARES

On January 3, 2020, 916,500 ordinary shares, par value $0.01 per share, were held by Joya Enterprises Limited. On February 22, 2020, the Company issued 376,091 ordinary shares, par value $0.01 per share, to certain founding shareholders, and 201,540 ordinary shares to two new shareholders who made the capital injection of $2,557,654 in October 2019.

On April 28, 2020, shareholders of the Company approved the re-designation of 576,308 of the Company’s issued ordinary shares held by Joya Enterprises Limited into 576,308 Class B ordinary shares and an aggregate of 917,823 of the Company’s issued ordinary shares held by Joya Enterprises Limited and certain other shareholders into 917,823 Class A ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A ordinary shares will be entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares will be entitled to seven votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.

On May 30, 2020, the Company issued 50,000 Class A ordinary shares to two original shareholders of Pop Culture for a nominal cash consideration of $500 as part of the Reorganization. The shares and per share data as of June 30, 2019 are presented on a retroactive basis to reflect the above share issuances and re-designation.

On May 30, 2020, the Company also issued an aggregate of 134,360 Class A ordinary shares to five new investors for a cash consideration of $1,707,893 pursuant to certain share purchase agreements entered into on September 30, 2019. This share issuance is presented on a prospective basis.

On February 9, 2021, the Company issued 106,509 Class A ordinary shares to non-controlling shareholders of Pop Culture to acquire their 6.45% non-controlling interests in Pop Culture, which resulted in Pop Culture becoming a VIE fully controlled by the Company. The Company has accounted this acquisition of non-controlling interest as an equity transaction with no gain or loss recognized in accordance with ASC 810-10-45.

The subscription receivable presents the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity. Subscription receivable has no payment terms nor any interest receivable accrual.

On July 2, 2021, the Company closed its initial public offering of 620,000 Class A ordinary shares. The Class A ordinary shares were priced at $60.00 per share, and the offering was conducted on a firm commitment basis. The Company received an aggregate amount of $34,839,398 representing payment in full to the Company of the purchase price for 620,000 shares in the aggregate amount of $37,200,000 less underwriting discounts and expenses pursuant to the underwriting agreement dated June 30, 2021.

On October 9, 2023, the Company held an extraordinary meeting of shareholders, during which the shareholders approved a proposal to effect a share consolidation of each 10 ordinary shares with par value of $0.001 each in the Company’s issued and unissued share capital into one ordinary share with par value of $0.01 each. Consolidation became effective on October 26, 2023, and the Class A Ordinary Shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market when the market opened on October 27, 2023 under the same symbol “CPOP.” 34,040 fractional shares were issued in connection with the Share Consolidation. All fractional shares were rounded up to the whole number of shares. Each 10 pre-split ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Share Consolidation.

On March 21, 2024, the Company issued 1,500,000 Class A ordinary shares to several shareholders to raise capital of $4,290,000 with price of $2.86 per share. After deducting the offering cost of $1,989,777, the net proceeds from the capital raising were $2,300,223.

On July 11, 2024, the Company issued an aggregate of 1,000,000 Class A ordinary shares, at price $1.1 per share, with an aggregate value of $1,100,000, to Shaorong Zheng as 98% of the total consideration of acquiring Yi Caishen,  a limited liability company incorporated in China.

On August 23, 2024, the Company closed the Private Placement pursuant to certain subscription agreements dated August 6, 2024 with the Subscribers. The Company issued and sold an aggregate of 10,000,000 Class A ordinary shares, par value $0.01 per share, to the Subscribers at a price of $1.00 per share and received gross proceeds of $10 million.

On February 21, 2025, the Company issued 2,000,000 Class A ordinary shares of the Company with an aggregate value of $2,000,000 to acquired 99% of Xiamen Hand in Hand Network Technology Co., Ltd. (“Hand in Hand”).